Related Party Transactions (Details)			1 Months Ended							12 Months Ended
	Apr. 30, 2025	Mar. 31, 2023 CNY (¥)	Aug. 31, 2025 CNY (¥)	May 31, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Sep. 30, 2023 HKD ($)
Related Party Transactions [Line Items]
Borrowed from related party										¥ 23,219,304	$ 3,320,316	¥ 19,201,935	¥ 5,297,764
Reverse stock split	1:25
Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party										23,219,304		17,092,525	¥ 3,760,738
Interest rate per annum													2.00%	2.00%	2.00%
Company borrowed			¥ 9,000,000	¥ 9,800,000	¥ 10,000,000
Ms.Norma Ka Yin Chu [Member] | Two Percent Interest Rate [Member]
Related Party Transactions [Line Items]
Borrowed from related party													¥ 1,065,600		$ 1,200,000
Ms.Norma Ka Yin Chu [Member] | Guarantee Loan [Member]
Related Party Transactions [Line Items]
Guarantee term			1 year		1 year
Ms. Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Borrowed from related party													206,512
Guarantee By Ms. Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Company borrowed		¥ 6,000,000	¥ 9,000,000	¥ 9,800,000	¥ 10,000,000	¥ 10,000,000	¥ 10,000,000	¥ 10,000,000
Guarantee By Ms. Norma Ka Yin Chu [Member] | Guarantee Loan [Member]
Related Party Transactions [Line Items]
Guarantee term		1 year				1 year	1 year	1 year
Guarantee term				half-year
Guarantee By Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Company borrowed | $																$ 4,550,000
Guarantee By Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim [Member] | Guarantee Loan [Member]
Related Party Transactions [Line Items]
Guarantee term									10 years
Guarantee By Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Company borrowed									¥ 4,123,210							$ 4,550,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Reverse stock split										1:25	1:25
Class A Ordinary Shares [Member] | Ms. Norma Ka Yin Chu Loan [Member]
Related Party Transactions [Line Items]
Converted loan amount												¥ 14,225,010
Converted shares issued (in Shares) | shares												465,635
Class A Ordinary Shares [Member] | Mr. Samuel Derk Shuen Lim Loan [Member]
Related Party Transactions [Line Items]
Converted loan amount												¥ 19,472,050
Converted shares issued (in Shares) | shares												543,532
Class A Ordinary Shares [Member] | Mr. Siu Wo Chu Loan [Member]
Related Party Transactions [Line Items]
Converted loan amount												¥ 724,638
Converted shares issued (in Shares) | shares												5,057
Class A Ordinary Shares [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Converted loan amount										¥ 11,140,388
Converted shares issued (in Shares) | shares										520,000	520,000
Interest Free Loans One [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party													832,249		903,980
Interest Free Loans Two [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party													625,702		678,857
Interest Free Loans Three [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party													822,590	$ 114,000
Interest Free Loans Four [Member] | Ms. Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Borrowed from related party													¥ 206,512		$ 225,000